Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)
QUARTERLY FINANCIAL DATA (UNAUDITED)

	Interest Income	Net Interest Income	Net Income	Earnings Per Share Basic and Diluted
	(Dollars in thousands, except per share data)
December 31, 2013:
First quarter	$4,440	$3,566	$1,088	$0.19
Second quarter	4,417	3,567	1,149	0.20
Third quarter	4,282	3,427	868	0.15
Fourth quarter	4,439	3,597	908	0.16
December 31, 2012:
First quarter	$4,997	$3,769	$927	$0.16
Second quarter	4,876	3,734	1,042	0.17
Third quarter	5,096	4,026	1,371	0.23
Fourth quarter	4,863	3,911	945	0.16